Schedule of Components of Taxes (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current tax expense (income)	₪ 305	₪ (846)	₪ 6,294
Deferred tax (income)	(7,624)	(13,684)	(4,046)
Tax expense (benefit)	₪ (7,319)	₪ (14,530)	₪ 2,248